Inventories - Components of Inventories (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 77,900,000	$ 63,900,000
Work in process	39,300,000	34,500,000
Finished products	115,700,000	104,000,000
Inventory, Net, Total	$ 232,926,000	$ 202,412,000